UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2017

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 99.6%
U.S. Bonds - 95.0%
Agency - Other - 6.9%
Financing Corp., 10.7%, 10/06/2017	$4,095,000	$4,338,688
Financing Corp., 9.4%, 2/08/2018	3,085,000	3,324,023
Financing Corp., 10.35%, 8/03/2018	3,820,000	4,315,485

		$11,978,196
Asset-Backed & Securitized - 2.6%
Babson CLO Ltd., 13-IIA, “BR”, FRN, 1%, 1/18/2025 (z)	$583,669	$583,669
Citigroup Commercial Mortgage Trust, FRN, 5.724%, 12/10/2049	736,133	738,841
CNH Equipment Trust, 2015-C, “A2B”, FRN, 1.24%, 12/17/2018	75,119	75,142
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	330,422
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.94%, 9/15/2039	247,687	249,662
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.638%, 6/15/2039	398,459	401,946
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.94%, 9/15/2039	378,313	383,048
CWCapital Cobalt Ltd., “A4”, FRN, 5.774%, 5/15/2046	348,785	350,691
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.204%, 1/19/2025 (n)	342,461	343,108
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.787%, 6/15/2049	543,773	544,863
Morgan Stanley Capital I Trust, “AM”, FRN, 5.715%, 4/15/2049	431,000	431,522

		$4,432,914
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$241,000	$243,018

Building - 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$85,049

Business Services - 0.8%
Cisco Systems, Inc., 2.6%, 2/28/2023	$299,000	$298,610
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	1,000,000	1,026,416

		$1,325,026
Cable TV - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$254,924
Comcast Corp., 4.2%, 8/15/2034	96,000	98,476
Time Warner Cable, Inc., 8.25%, 4/01/2019	1,000,000	1,118,371
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	91,004

		$1,562,775
Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$124,000	$124,500

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$406,027
Apple, Inc., 4.375%, 5/13/2045	121,000	125,933

		$531,960
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$369,000	$376,336

Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$167,000	$170,676
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	219,000	235,521

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Food & Beverages - continued
Tyson Foods, Inc., 5.15%, 8/15/2044	$38,000	$40,297

		$446,494
Food & Drug Stores - 0.3%
CVS Health Corp., 3.5%, 7/20/2022	$277,000	$286,003
CVS Health Corp., 5.125%, 7/20/2045	270,000	300,797

		$586,800
Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$111,154

Insurance - Health - 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$743,330

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$101,054

Local Authorities - 1.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$32,000	$46,730
State of California (Build America Bonds), 7.6%, 11/01/2040	925,000	1,382,810
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	450,000	561,029

		$1,990,569
Major Banks - 0.4%
Bank of America Corp., 7.625%, 6/01/2019	$170,000	$190,547
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	446,000	457,759
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	94,000	100,978

		$749,284
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$179,000	$190,202
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	103,949

		$294,151
Medical Equipment - 0.1%
Medtronic, Inc., 4.625%, 3/15/2045	$237,000	$257,209

Metals & Mining - 0.3%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$500,000	$460,000

Midstream - 0.9%
Enterprise Products Operating LLC, 3.9%, 2/15/2024	$29,000	$30,065
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	1,000,000	1,119,546
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	358,000	366,706

		$1,516,317
Mortgage-Backed - 49.9%
Fannie Mae, 1.9%, 6/01/2017	$153,774	$153,643
Fannie Mae, 6%, 8/01/2017 - 7/01/2037	1,138,847	1,298,922
Fannie Mae, 5.5%, 9/01/2017 - 3/01/2038	3,768,828	4,216,286
Fannie Mae, 4.88%, 3/01/2020	107,096	111,846
Fannie Mae, 3.87%, 7/01/2022	183,119	194,143
Fannie Mae, 2.152%, 1/25/2023	401,000	393,623
Fannie Mae, 2.41%, 5/01/2023	128,877	128,304

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.55%, 5/01/2023	$110,922	$111,268
Fannie Mae, 2.59%, 5/01/2023	70,198	70,563
Fannie Mae, 3.78%, 10/01/2023	64,036	67,951
Fannie Mae, 2.7%, 7/01/2025	200,000	197,596
Fannie Mae, 3.43%, 6/01/2026	198,119	205,644
Fannie Mae, 3.59%, 9/01/2026	73,411	77,097
Fannie Mae, 3%, 4/01/2027 - 11/01/2046	7,404,362	7,548,207
Fannie Mae, 4.96%, 6/01/2030	129,860	144,179
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	682,769	782,843
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	734,265	807,115
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	6,248,077	6,735,357
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	10,687,536	11,280,824
Fannie Mae, 3.5%, 4/01/2043 - 10/01/2046	5,745,445	5,908,102
Fannie Mae, TBA, 3.5%, 2/01/2047	883,000	905,144
Freddie Mac, 2.699%, 5/25/2018	787,888	796,825
Freddie Mac, 2.412%, 8/25/2018	1,131,741	1,142,458
Freddie Mac, 2.303%, 9/25/2018	275,000	277,547
Freddie Mac, 2.323%, 10/25/2018	496,247	501,546
Freddie Mac, 2.13%, 1/25/2019	1,558,601	1,570,339
Freddie Mac, 5.085%, 3/25/2019	752,000	793,494
Freddie Mac, 2.456%, 8/25/2019	383,000	387,982
Freddie Mac, 4.186%, 8/25/2019	600,000	631,146
Freddie Mac, 3.808%, 8/25/2020	219,000	231,237
Freddie Mac, 3.034%, 10/25/2020	291,000	300,742
Freddie Mac, 2.856%, 1/25/2021	400,000	411,520
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	587,318	673,351
Freddie Mac, 2.791%, 1/25/2022	517,000	529,661
Freddie Mac, 2.716%, 6/25/2022	399,000	407,197
Freddie Mac, 2.355%, 7/25/2022	500,000	500,310
Freddie Mac, 2.682%, 10/25/2022	189,000	192,095
Freddie Mac, 2.51%, 11/25/2022	496,000	499,056
Freddie Mac, 3.32%, 2/25/2023	433,000	454,041
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	1,034,471	1,073,554
Freddie Mac, 3.06%, 7/25/2023	181,000	186,891
Freddie Mac, 2.454%, 8/25/2023	379,000	377,341
Freddie Mac, 3.458%, 8/25/2023	367,000	386,784
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,236,532	1,330,026
Freddie Mac, 5.5%, 10/01/2024 - 6/01/2036	832,426	929,979
Freddie Mac, 2.67%, 12/25/2024	827,000	825,288
Freddie Mac, 2.811%, 1/25/2025	642,000	645,680
Freddie Mac, 3.329%, 5/25/2025	928,000	962,943
Freddie Mac, 3.01%, 7/25/2025	225,000	228,549
Freddie Mac, 2.745%, 1/25/2026	629,000	623,938
Freddie Mac, 2.673%, 3/25/2026	900,000	886,830
Freddie Mac, 6.5%, 5/01/2037	153,940	173,014
Freddie Mac, 5%, 4/01/2040 - 7/01/2041	2,311,055	2,533,048
Freddie Mac, 4%, 1/01/2041 - 4/01/2044	657,643	693,122
Freddie Mac, 3.5%, 5/01/2042 - 1/01/2047	8,948,607	9,199,203
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	4,888,366	4,873,336
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,191,882	1,343,598
Ginnie Mae, 4%, 8/15/2040 - 4/20/2041	186,487	198,245
Ginnie Mae, 4.5%, 9/20/2041	223,492	241,381
Ginnie Mae, 3.5%, 4/15/2042 - 5/20/2046	5,443,244	5,676,262

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 3%, 7/20/2043	$821,778	$835,181
Ginnie Mae, 6.157%, 4/20/2058	10,814	11,970

		$85,875,367
Network & Telecom - 0.8%
Verizon Communications, Inc., 5.05%, 3/15/2034	$750,000	$771,050
Verizon Communications, Inc., “A”, 5.012%, 4/15/2049 (z)	596,000	584,512

		$1,355,562
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$132,121

Other Banks & Diversified Financials - 0.6%
Discover Bank, 4.25%, 3/13/2026	$1,000,000	$1,033,265

Pharmaceuticals - 0.2%
Actavis Funding SCS, 4.55%, 3/15/2035	$261,000	$262,971
Gilead Sciences, Inc., 4.5%, 2/01/2045	82,000	82,074
Gilead Sciences, Inc., 4.75%, 3/01/2046	80,000	83,160

		$428,205
Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$134,000	$136,349

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$185,231

Tobacco - 0.6%
Altria Group, Inc., 9.25%, 8/06/2019	$55,000	$64,657
Altria Group, Inc., 4%, 1/31/2024	14,000	14,776
Reynolds American, Inc., 8.125%, 6/23/2019	583,000	660,692
Reynolds American, Inc., 4%, 6/12/2022	79,000	83,065
Reynolds American, Inc., 4.45%, 6/12/2025	217,000	229,447

		$1,052,637
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$34,791

U.S. Government Agencies and Equivalents - 2.7%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$238,991
AID-Ukraine, 1.844%, 5/16/2019	444,000	449,012
AID-Ukraine, 1.847%, 5/29/2020	330,000	331,395
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	443,000	447,450
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	428,317
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	87,270
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	364,558
Private Export Funding Corp., 1.875%, 7/15/2018	460,000	464,176
Small Business Administration, 6.35%, 4/01/2021	52,482	55,446
Small Business Administration, 6.34%, 5/01/2021	50,065	52,869
Small Business Administration, 6.44%, 6/01/2021	57,383	60,361
Small Business Administration, 6.625%, 7/01/2021	61,321	65,098
Small Business Administration, 5.52%, 6/01/2024	117,285	124,930
Small Business Administration, 2.21%, 2/01/2033	224,844	220,031
Small Business Administration, 2.22%, 3/01/2033	395,311	386,848

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 3.15%, 7/01/2033	$327,812	$337,935
Small Business Administration, 3.62%, 9/01/2033	316,417	333,967
Tennessee Valley Authority, 1.75%, 10/15/2018	292,000	294,420

		$4,743,074
U.S. Treasury Obligations - 23.7%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$61,791
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	441,774
U.S. Treasury Bonds, 4.375%, 2/15/2038	5,037,000	6,336,979
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	5,097,100	6,480,682
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	466,602
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,665,877
U.S. Treasury Bonds, 2.5%, 2/15/2045	2,504,000	2,270,717
U.S. Treasury Notes, 4.75%, 8/15/2017	838,000	853,647
U.S. Treasury Notes, 2.75%, 2/15/2019	1,654,000	1,702,651
U.S. Treasury Notes, 3.125%, 5/15/2019	300,000	311,871
U.S. Treasury Notes, 1%, 6/30/2019	3,593,000	3,566,893
U.S. Treasury Notes, 2.625%, 8/15/2020	162,000	167,512
U.S. Treasury Notes, 3.125%, 5/15/2021	5,026,000	5,297,917
U.S. Treasury Notes, 1.75%, 5/15/2022	2,208,000	2,185,317
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	598,074
U.S. Treasury Notes, 2.5%, 5/15/2024	4,038,000	4,116,236
U.S. Treasury Notes, 2%, 8/15/2025	98,000	95,523
U.S. Treasury Notes, 2%, 11/15/2026	1,587,000	1,535,608
U.S. Treasury Notes, 2.875%, 11/15/2046	2,766,000	2,712,301

		$40,867,972
Total U.S. Bonds		$163,760,710

Foreign Bonds - 4.6%
Brazil - 0.2%
Federative Republic of Brazil, 5.625%, 1/07/2041	$162,000	$154,710
Vale Overseas Ltd., 6.875%, 11/10/2039	165,000	180,056

		$334,766
Canada - 0.1%
Teck Resources Ltd., 6%, 8/15/2040	$200,000	$200,500

Chile - 0.6%
Engie Energia Chile S.A., 5.625%, 1/15/2021	$566,000	$614,148
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	202,750
Transelec S.A., 4.25%, 1/14/2025	200,000	202,162

		$1,019,060
China - 0.7%
Baidu, Inc., 3.25%, 8/06/2018	$240,000	$243,852
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	226,000	240,402
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	690,000	732,608

		$1,216,862
France - 0.2%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$395,000	$391,058

Kazakhstan - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	$201,000	$217,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued

Mexico - 1.3%
Comision Federal de Electricidad, 4.875%, 5/26/2021	$277,000	$288,219
Petroleos Mexicanos, 6.75%, 9/21/2047	21,000	20,790
Petroleos Mexicanos, 4.625%, 9/21/2023	53,000	53,105
Petroleos Mexicanos, 6%, 3/05/2020	202,000	216,847
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	137,378
Petroleos Mexicanos, 5.5%, 6/27/2044	12,000	10,320
Petroleos Mexicanos, 4.875%, 1/18/2024	95,000	95,361
Petroleos Mexicanos, 4.25%, 1/15/2025	15,000	14,273
Petroleos Mexicanos, 5.625%, 1/23/2046	23,000	19,982
Southern Copper Corp., 5.875%, 4/23/2045	80,000	84,670
United Mexican States, 3.625%, 3/15/2022	1,164,000	1,189,608

		$2,130,553
Netherlands - 0.5%
ING Bank N.V., 5.8%, 9/25/2023 (n)	$769,000	$855,134

Panama - 0.1%
Republic of Panama, 3.875%, 3/17/2028	$213,000	$215,982

Peru - 0.3%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	$226,000	$225,435
Republic of Peru, 8.75%, 11/21/2033	180,000	271,575

		$497,010
Romania - 0.1%
Republic of Romania, 4.375%, 8/22/2023 (n)	$36,000	$37,846
Republic of Romania, 4.875%, 1/22/2024 (n)	58,000	62,794

		$100,640
Russia - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/2023	$213,000	$217,260

United Kingdom - 0.2%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$266,000	$274,269
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	124,000	131,792

		$406,061
Uruguay - 0.1%
Oriental Republic of Uruguay, 4.5%, 8/14/2024	$26,762	$28,435
Oriental Republic of Uruguay, 4.375%, 10/27/2027	47,300	48,719

		$77,154
Total Foreign Bonds		$7,879,623
Total Bonds		$171,640,333

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.64% (v)	2,024,236	$2,024,236
Total Investments		$173,664,569

Other Assets, Less Liabilities - (0.8)%		(1,427,005)
Net Assets - 100.0%		$172,237,564

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,493,397 representing 2.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson CLO Ltd., 13-IIA, “BR”, FRN, 1%, 1/18/2025	2/17/17	$583,669	$583,669
Verizon Communications, Inc., “A”, 5.012%, 4/15/2049	8/25/14-1/31/17	610,354	584,512
Total Restricted Securities			$1,168,181
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
TBA	To Be Announced

Derivative Contracts at 2/28/17

Futures Contracts at 2/28/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	35	$4,360,234	June - 2017	$3,828

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	50	$5,885,156	June - 2017	$(5,429)
U.S. Treasury Bond 30 yr (Short)	USD	45	6,824,531	June - 2017	(54,110)

					$(59,539)

At February 28, 2017, the fund had liquid securities with an aggregate value of $144,944 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$57,589,242	$—	$57,589,242
Non-U.S. Sovereign Debt	—	4,467,203	—	4,467,203
U.S. Corporate Bonds	—	15,677,956	—	15,677,956
Residential Mortgage-Backed Securities	—	85,875,367	—	85,875,367
Commercial Mortgage-Backed Securities	—	3,430,995	—	3,430,995
Asset-Backed Securities (including CDOs)	—	1,001,919	—	1,001,919
Foreign Bonds	—	3,597,651	—	3,597,651
Mutual Funds	2,024,236	—	—	2,024,236
Total Investments	$2,024,236	$171,640,333	$—	$173,664,569

Other Financial Instruments
Futures Contracts - Assets	$3,828	$—	$—	$3,828
Futures Contracts - Liabilities	(59,539)	—	—	(59,539)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$173,945,230
Gross unrealized appreciation	5,375,929
Gross unrealized depreciation	(5,656,590)
Net unrealized appreciation (depreciation)	$(280,661)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,282,023	8,819,364	(17,077,151)	2,024,236

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(19)	$—	$6,613	$2,024,236

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.